22. Collateral for crude oil exploration concession agreements (Details Narrative) - Exploration and evaluation assets [member] $ in Millions	Jun. 30, 2020 USD ($)
Disclosure Of Collateral [line items]
Collateral for crude oil exploration concession agreements, amount	$ 1,296
Collateral for crude oil exploration concession agreements, amount still in force	1,213
Oil [member]
Disclosure Of Collateral [line items]
Amount pledged on collateral	1,192
Bank guarantees [member]
Disclosure Of Collateral [line items]
Amount pledged on collateral	$ 21